FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of detailed information about hedges [text block]
Positions as of December 31, 2019 (*)	Maturities
	Q120	Q220	Q320	Q420	Total
Percentage of coverage over the expected volume of consumption	65%	61%	20%	19%	41%
Positions as of December 31, 2018 (*)	Maturities
	Q119	Q219	Q319	Q419	Total
Percentage of coverage over the expected volume of consumption	66%	58%	40%	15%	45%
(*)	The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis for types of market risk [text block]
Appreciation (depreciation)(*)	Effect at december 31, 2019	Effect at december 31, 2018
of R$	Millions of US$	Millions of US$
-10%	-0.6	-
+10%	+1.1	-
Appreciation (depreciation)(*)	Effect at december 31, 2019	Effect at december 31, 2018
of R$/US$(*)	Millions of US$	Millions of US$
-10%	+9.5	+39.8
+10%	- 9.5	-39.8
Appreciation (depreciation)	Effect at december 31, 2019	Effect at december 31, 2018
of R$/US$	Millions of US$	Millions of US$
-10%	+402.48	+384.73
+10%	-329.29	-314.78
(*)	Appreciation (depreciation) of US$ regard to the covered currencies.

Disclosure of financial liabilities [text block]
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

97.032.000-8	BBVA	Chile	US$	24,387	76,256	-	-	-	100,643	99,000	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	US$	151,489	50,758	-	-	-	202,247	200,000	At Expiration	2.93	2.93
76.100.458-1	HSBC	Chile	US$	12,098	-	-	-	-	12,098	12,000	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,277	-	-	-	29,277	29,000	At Expiration	2.82	2.82

97.023.000-9	CORPBANCA	Chile	UF	5,336	10,544	-	-	-	15,880	15,615	Quarterly	3.35	3.35
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	484	1,451	63,872	-	-	65,807	62,769	At Expiration	3.10	3.10
0-E	SANTANDER	Spain	US$	1,514	4,809	141,719	-	-	148,042	137,860	Quarterly	3.62	4.61

97.030.000-7	BANCO ESTADO	Chile	UF	-	24,702	208,681	32,228	410,774	676,385	518,032	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	28,000	76,125	208,250	884,188	884,000	2,080,563	1,500,000	At Expiration	7.16	6.94

0-E	BNP PARIBAS	U.S.A.	US$	11,657	50,428	124,106	124,167	302,092	612,450	513,941	Quarterly / Semiannual	3.81	3.81
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,733	94,096	244,836	237,815	438,659	1,047,139	866,223	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	5,765	17,296	46,120	46,117	42,175	157,473	143,475	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	13,365	40,159	99,556	86,984	79,724	319,788	282,906	Quarterly	3.82	3.82
0-E	MUFG	U.S.A.	US$	5,552	27,068	73,726	73,914	209,621	389,881	322,660	Quarterly	3.43	3.43
0-E	INVESTEC	England	US$	1,980	11,164	26,153	11,071	-	50,368	44,087	Semiannual	6.35	6.35

0-E	CREDIT AGRICOLE	France	US$	2,326	6,740	260,259	-	-	269,325	253,692	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	26,607	78,955	198,783	46,131	-	350,476	328,023	Quarterly	3.54	3.54

0-E	ING	U.S.A.	US$	4,025	8,108	-	-	-	12,133	11,806	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,994	15,026	6,671	-	-	26,691	26,091	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	19,412	56,148	117,881	16,653	-	210,094	200,907	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,950	1,950	-	-	-	3,900	3,827	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	9,353	25,211	28,663	22,502	10,354	96,083	87,729	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	35,251	105,691	261,181	203,232	14,382	619,737	591,684	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	6,145	18,394	47,911	3,158	-	75,608	72,551	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	1,152	3,432	8,967	8,679	568	22,798	19,643	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,661	4,977	13,259	7,380	-	27,277	25,708	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,367	10,081	26,827	14,153	-	54,428	51,340	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	759	2,299	2,330	-	-	5,388	5,154	Quarterly	4.41	4.41
0-E	KFW IPEX-BANK	Germany	US$	1,804	3,607	-	-	-	5,411	5,328	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,038	5,746	-	-	-	7,784	7,664	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	18,328	54,864	145,364	140,555	17,681	376,792	349,127	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,652	8,136	18,194	-	-	28,982	28,087	Monthly	3.45	3.45

0-E	CITIBANK (*)	U.S.A.	US$	26,111	78,742	-	-	-	104,853	101,026	Quarterly	6.00	6.00

-	OTHERS	-	US$	-	11,582	18,641	13,530	-	43,753	16,972	-	-	-

	Total			461,295	1,013,822	2,391,950	1,972,457	2,410,030	8,249,554	6,933,927
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

0-E	NCM	Holland	US$	173	499	722	-	-	1,394	1,289	Monthly	6.01	6.01

0-E	NATIXIS	France	US$	4,140	7,965	77,028	-	-	89,133	86,256	Quarterly / Semiannual	6.29	6.29
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	835	2,450	3,277	-	-	6,562	6,280	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,286	151,047	-	-	-	162,333	169,931	Quarterly	5.39	5.39
0-E	GA Telesis LLC	U.S.A.	US$	677	1,753	4,675	4,675	10,480	22,260	13,495	Monthly	14.72	14.72

	Total			17,111	163,714	85,702	4,675	10,480	281,682	277,251
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$

	AIRCRAFT	OTHERS	US$	146,036	417,929	1,002,564	877,353	1,357,910	3,801,792	3,042,231
	OTHER ASSETS	OTHERS	US$	3,017	8,649	21,381	19,815	16,314	69,176	53,931
			CLP	160	478	531	-	-	1,169	1,195
			UF	2,713	4,736	5,789	1,373	2,956	17,567	17,145
			COP	71	161	37	2	-	271	259
			EUR	163	387	592	122	-	1,264	1,175
			GBP	16	10	-	-	-	26	24
			MXN	37	93	245	10	-	385	359
			PEN	95	129	83	16	-	323	306
			Other currencies	2,770	8,370	8,508	43,104	-	62,752	55,532

	OTHERS	OTHERS	US$	371,527	13,993	-	-	-	385,520	385,520
			CLP	220,383	905	-	-	-	221,288	221,288
			BRL	486,082	320	-	-	-	486,402	486,402
			Other currencies	576,378	1,716	-	-	-	578,094	578,094
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	53	-	-	-	-	53	53
Foreing	Patagonia Seafarms INC	U.S.A.	CLP	3	-	-	-	-	3	3

	Total			1,809,504	457,876	1,039,730	941,795	1,377,180	5,626,085	4,843,517

	Total consolidated			2,287,910	1,635,412	3,517,382	2,918,927	3,797,690	14,157,321	12,054,695
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

97.032.000-8	BBVA	Chile	US$	38,625	76,275	-	-	-	114,900	113,000	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	52,490	-	-	-	52,490	50,785	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,070	-	-	-	-	23,070	23,000	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	201,884	-	-	-	-	201,884	200,000	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,094	-	-	-	-	12,094	12,000	At Expiration	3.14	3.14

97.023.000-9	CORPBANCA	Chile	UF	5,778	17,086	16,662	-	-	39,526	38,231	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,766	-	-	-	15,766	15,000	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	1,347	587	102,521	-	-	104,455	102,521	Quarterly	5.60	5.60
76.362.099-9	BTG	Chile	UF	510	1,531	69,435	-	-	71,476	65,862	At Expiration	3.10	3.10

0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	614,375	96,250	724,063	1,519,063	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	18,985	37,970	196,970	213,114	467,039	345,182	At Expiration	5.50	5.50

0-E	CREDIT AGRICOLE	France	US$	743	2,201	5,718	2,086	-	10,748	10,080	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	14,741	61,973	152,826	145,252	250,387	625,179	511,698	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,336	96,304	248,720	289,251	509,168	1,174,779	952,758	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	12,757	38,398	102,062	77,710	65,232	296,159	269,365	Quarterly	3.82	2.93
0-E	US BANK	U.S.A.	US$	18,406	55,112	146,045	144,670	86,076	450,309	411,684	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	14,027	42,132	111,528	92,228	124,910	384,825	324,524	Quarterly	4.69	4.69
0-E	PK AirFinance	U.S.A.	US$	2,490	7,663	25,610	3,153	-	38,916	37,615	Monthly	4.15	4.14
0-E	INVESTEC	England	US$	2,004	11,579	26,874	24,367	-	64,824	54,014	Semiannual	7.17	7.17

0-E	CREDIT AGRICOLE	France	US$	2,576	8,380	273,122	-	-	284,078	253,692	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	28,087	83,260	213,177	122,674	20,274	467,472	422,065	Quarterly	4.42	4.42

0-E	ING	U.S.A.	US$	4,025	12,075	12,134	-	-	28,234	26,831	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	7,618	21,994	27,811	1,684	-	59,107	56,403	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	14,870	44,570	83,389	42,178	-	185,007	172,158	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,771	13,541	3,899	-	-	23,211	22,407	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	8,467	25,214	26,933	1,641	-	62,255	59,567	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	35,458	106,397	282,923	239,168	99,232	763,178	719,338	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	6,340	19,025	49,945	26,779	-	102,089	95,022	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	1,167	3,480	9,103	8,826	4,870	27,446	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,711	5,175	13,640	13,394	760	34,680	31,544	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	3,489	10,485	27,605	27,062	775	69,416	63,189	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	4,242	9,870	9,815	563	-	24,490	23,161	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,764	5,328	5,378	-	-	12,470	12,215	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,074	6,197	7,840	-	-	16,111	15,417	Monthly	4.19	4.19

0-E	CITIBANK (*)	U.S.A.	US$	25,705	77,703	103,341	-	-	206,749	196,211	Quarterly	6.00	6.00
0-E	Boeing	U.S.A.	US$	559	1,425	55,728	-	-	57,712	55,727	At Expiration	4.01	4.01

	OTHERS	-	US$	1,224	2,484	681	-	-	4,389	4,021	-	-	-

	Total			534,959	1,039,060	2,866,810	1,555,906	2,098,861	8,095,596	6,989,299
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

0-E	NEDERLANDSCHE NCM	Holland	US$	175	499	1,332	55	-	2,061	1,851	Monthly	6.01	6.01

0-E	NATIXIS	France	US$	4,195	7,935	46,780	41,872	-	100,782	95,789	Quarterly / Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	839	2,433	6,542	-	-	9,814	9,226	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,536	32,312	161,778	-	-	205,626	208,224	Quarterly	5.88	5.82
0-E	GA Telesis LLC	U.S.A.	US$	680	1,753	4,675	4,675	11,318	23,101	13,202	Monthly	15.62	15.62

	Total			17,425	44,932	221,107	46,602	11,318	341,384	328,292
Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$

	AIRCRAFT	OTHERS	US$	140,780	420,561	1,015,495	785,417	1,298,585	3,660,838	2,721,352
	OTHER ASSETS	OTHERS	US$	4,968	14,536	25,689	20,029	21,138	86,360	86,360
			CLP	57	170	1	-	-	228	228
			UF	1,683	2,565	667	34	-	4,949	4,949
			COP	304	731	366	21	-	1,422	1,422
			EUR	311	431	215	-	-	957	957
			GBP	45	128	36	-	-	209	209
			MXN	33	92	235	115	-	475	475
			PEN	183	409	114	-	-	706	706

	OTHERS	OTHERS	US$	720,718	9,979	-	-	-	730,697	730,697
			CLP	74,566	16,493	-	-	-	91,059	91,059
			BRL	309,552	66	-	-	-	309,618	309,618
			Other currencies	252,116	3,406	-	-	-	255,522	255,522

Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	ARS	15	-	-	-	-	15	15
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	365	-	-	-	-	365	365
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	2	-	-	-	-	2	2

	Total			1,505,698	469,567	1,042,818	805,616	1,319,723	5,143,422	4,203,936

	Total consolidated			2,058,082	1,553,559	4,130,735	2,408,124	3,429,902	13,580,402	11,521,527

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Disclosure of fair value of financial instruments [text block]
	As of December 31, 2019				As of December 31, 2018
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	222,094	222,094	-	-	43,653	43,653	-	-
Short-term mutual funds	222,094	222,094	-	-	43,653	43,653	-	-

Other financial assets, current	471,797	386,688	85,109	-	366,573	343,218	23,355	-
Fair value interest rate derivatives	27,044	-	27,044	-	19,460	-	19,460	-
Fair value of fuel derivatives	48,542	-	48,542	-	-	-	-	-
Fair value of foreign currency derivative	586	-	586	-	3,895	-	3,895	-
Accrued interest since the last payment date Swap of currencies	3	-	3	-	-	-	-	-
Derivative not recognized as a hedge	-	-	-	-	19,396	19,396	-	-
Private investment funds	386,669	386,669	-	-	322,428	322,428	-	-
Certificate of Deposit (CBD)	8,934	-	8,934	-	-	-	-	-
Domestic and foreign bonds	19	19	-	-	1,394	1,394	-	-

Liabilities

Other financial liabilities, current	50,372	-	50,372	-	33,633	7,712	25,921	-
Fair value of interest rate derivatives	302	-	302	-	335	-	335	-
Fair value of fuel derivatives	-	-	-	-	15,678	-	15,678	-
Fair value of foreign currency derivatives	48,347	-	48,347	-	7,587	-	7,587	-
Interest accrued since the last payment date of Currency Swap	1,723	-	1,723	-	2,321	-	2,321	-

Other financial liabilities, non current	-	-	-	-	7,712	7,712	-	-
Fair value of interest rate derivatives	-	-	-	-	340	-	340	-
Interest accrued since the last date of Swap interest rates	-	-	-	-	340	-	340	-

Schedule of financial instruments which are not recorded at fair value
	As of December 31, 2019		As of December 31, 2018
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
			Restated	Restated
Cash and cash equivalents	850,486	850,486	1,037,989	1,037,989
Cash on hand	4,982	4,982	8,974	8,974
Bank balance	329,633	329,633	331,218	331,218
Overnight	350,080	350,080	282,164	282,164
Time deposits	165,791	165,791	415,633	415,633
Other financial assets, current	-	-	17,411	17,411
Other financial assets	-	-	17,411	17,411
Trade debtors, other accounts receivable and Current accounts receivable	1,244,348	1,244,348	1,162,582	1,162,582
Accounts receivable from entities related, current	19,645	19,645	2,931	2,931
Other financial assets, not current	46,907	46,907	58,700	58,700
Accounts receivable, non-current	4,725	4,725	5,381	5,381

Other current financial liabilities	1,835,288	2,019,068	1,397,156	1,942,332
Accounts payable for trade and other accounts payable, current	2,220,500	2,220,500	1,674,303	1,674,303
Accounts payable to entities related, current	56	56	382	382
Other financial liabilities, not current	8,530,418	8,846,418	5,864,570	8,387,939
Accounts payable, not current	619,110	619,110	483,656	483,656

Fuel-Price Risk [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Sensitivity analysis for types of market risk [text block]
	Positions as of december 31, 2019	Positions as of december 31, 2018
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)
+5	+ 15.4	+7.4
-5	- 34.5	- 5.5

Interest rate risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Sensitivity analysis for types of market risk [text block]
Increase (decrease)	Positions as of december 31, 2019	Positions as of december 31, 2018
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)
+100 basis points	-27.60	-29.62
-100 basis points	+27.60	+29.62
Increase (decrease)	Positions as of december 31, 2019	Positions as of december 31, 2018
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)
+100 basis points	+13.62	+0.70
-100 basis points	-14.71	-0.71